Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Segment revenues	$ 713.8	$ 691.6	$ 2,125.8	$ 2,106.3	$ 2,986.4	$ 3,083.8	$ 2,716.3
Gross contribution	181.4	149.1	391.4	454.9	638.0	571.6	480.1
Segment general and administration	36.9	40.6	122.9	123.7	171.8	161.7	133.3
Segment profit	144.5	108.5	268.5	331.2	466.2	409.9	346.8
Motion Picture
Segment Reporting Information [Line Items]
Segment revenues	309.2	443.2	1,063.3	1,245.6	1,656.3	1,323.7	1,185.3
Gross contribution	106.0	127.5	246.1	320.3	433.3	386.3	356.0
Segment general and administration	22.4	27.1	73.6	83.2	113.9	109.8	93.1
Segment profit	83.6	100.4	172.5	237.1	319.4	276.5	262.9
Television Production
Segment Reporting Information [Line Items]
Segment revenues	404.6	248.4	1,062.5	860.7	1,330.1	1,760.1	1,531.0
Gross contribution	75.4	21.6	145.3	134.6	204.7	185.3	124.1
Segment general and administration	14.5	13.5	49.3	40.5	57.9	51.9	40.2
Segment profit	$ 60.9	$ 8.1	96.0	94.1	146.8	133.4	83.9
Starz Business of Lions Gate Entertainment Corp
Segment Reporting Information [Line Items]
Segment revenues			1,039.0	1,040.0	1,392.4	1,422.5	1,450.7
Gross contribution			172.9	206.1	279.6	282.4	380.5
Segment general and administration			65.8	81.7	109.8	101.1	90.2
Segment profit			107.1	124.4	169.8	181.3	290.3
Starz Business of Lions Gate Entertainment Corp | Starz Networks
Segment Reporting Information [Line Items]
Segment revenues			1,030.1	1,032.6	1,382.7	1,413.1	1,446.1
Gross contribution			172.3	207.3	283.8	286.4	387.3
Segment general and administration			63.6	79.9	107.1	98.4	87.6
Segment profit			108.7	127.4	176.7	188.0	299.7
Starz Business of Lions Gate Entertainment Corp | International Segments
Segment Reporting Information [Line Items]
Segment revenues			8.9	7.4	9.7	9.4	4.6
Gross contribution			0.6	(1.2)	(4.2)	(4.0)	(6.8)
Segment general and administration			2.2	1.8	2.7	2.7	2.6
Segment profit			$ (1.6)	$ (3.0)	$ (6.9)	$ (6.7)	$ (9.4)